Post-employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
DB pension	(55)	(48)	(109)	(96)
DC pension	(26)	(25)	(62)	(58)
OPEBs	—	—	(1)	(1)
Less:
Capitalized benefit plans cost	17	15	33	29
Total post-employment benefit plans service cost	(64)	(58)	(139)	(126)

Components of post-employment benefit plans financing cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
DB pension	(2)	(5)	(5)	(10)
OPEBs	(9)	(10)	(18)	(21)
Total interest on post-employment benefit obligations	(11)	(15)	(23)	(31)

Disclosure of funded status of post-employment benefit plans
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE PERIOD ENDED	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019	JUNE 30, 2020	DECEMBER 31, 2019
Present value of post-employment benefit obligations	(25,790)	(24,961)	(1,964)	(1,918)	(308)	(300)	(28,062)	(27,179)
Fair value of plan assets	26,493	25,474	374	376	—	—	26,867	25,850
Plan surplus (deficit)	703	513	(1,590)	(1,542)	(308)	(300)	(1,195)	(1,329)
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with the Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.